Schedule of Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Total deferred tax assets		$ 12,585,086		$ 8,309,766
Less: valuation allowance		(12,582,172)		(7,990,024)
Total net deferred tax assets
Theralink Technologies Inc [Member]
Net operating loss carry-forwards	$ 15,415,019		$ 12,967,136
Total deferred tax assets	15,415,019		12,967,136
Less: valuation allowance	(15,415,019)		(12,967,136)
Total net deferred tax assets